Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables
	2021	2020
	£’000	£’000
Trade payables	7,499	5,783
Other taxation and social security	532	620
Pension Liability	23	2
Accruals	27,382	19,323
	35,436	25,728